Note 4 - Summary of Significant Accounting Policies - Impacts of Adopting IFRS 16 (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2017
Assets
Right-of-use assets, net	$ 338,854		$ 338,854	$ 21,567
Total Assets	1,736,278		1,736,278	1,302,004
Liability
Lease obligation	338,854		338,854			$ 436,455
Total Liabilities	1,031,682		1,031,682	743,410
Equity
Deficit	(24,923,921)		(24,923,921)	(25,040,050)
Total equity	704,596	$ 560,576	704,596	558,594	$ 560,576		$ 553,754
Total Equity and Liabilities	1,736,278		1,736,278	1,302,004
Depreciation			94,936
Selling, general and administrative expenses	153,914	313,659	430,917		624,624
Net Profit for the Period	430,651	477,208	116,129	(37,271)	(66,885)
Total Compenhensive Income	418,142	$ 478,062	89,243		$ (66,249)
Lease obligation	338,854		338,854			$ 436,455
Effect of discounting using the incremental borrowing rate	7,097		7,097
Lease contract for where right-to-use has not commenced	(104,698)		(104,698)
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Assets
Right-of-use assets, net	366,310		366,310
Total Assets	366,310		366,310
Liability
Lease obligation	338,854		338,854
Total Liabilities	338,854		338,854
Equity
Deficit	27,456		27,456
Total equity	27,456		27,456
Total Equity and Liabilities	366,310		366,310
Depreciation			85,905
Selling, general and administrative expenses			(104,698)
Net Profit for the Period			18,793
Total Compenhensive Income			18,793
Lease obligation	338,854		338,854
IAS 17 [Member]
Assets
Right-of-use assets, net
Total Assets	1,369,968		1,369,968
Liability
Lease obligation
Total Liabilities	692,828		692,828
Equity
Deficit	(24,951,377)		(24,951,377)
Total equity	677,140		677,140
Total Equity and Liabilities	1,369,968		1,369,968
Depreciation			9,031
Selling, general and administrative expenses			535,615
Net Profit for the Period			134,922
Total Compenhensive Income			70,450
Lease obligation